Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.72%
Communication services: 7.02%
Diversified telecommunication services: 2.86%
Verizon Communications, Inc.	274,564	$10,211,035
Media: 4.16%
Comcast Corp. Class A	357,700	14,862,435
Consumer discretionary: 1.60%
Specialty retail: 1.60%
Home Depot, Inc.	18,381	5,709,874
Consumer staples: 0.82%
Consumer staples distribution & retail : 0.82%
Target Corp.	22,069	2,910,901
Financials: 3.42%
Financial services: 3.42%
Mastercard, Inc. Class A	15,372	6,045,808
Visa, Inc. Class A	25,975	6,168,543
		12,214,351
Health care: 2.93%
Biotechnology: 1.45%
Amgen, Inc.	23,353	5,184,833
Health care providers & services: 1.48%
UnitedHealth Group, Inc.	10,974	5,274,543
Information technology: 3.90%
Communications equipment: 3.90%
Cisco Systems, Inc.	269,392	13,938,342
Real estate: 4.28%
Specialized REITs : 4.28%
American Tower Corp.	78,745	15,271,805
Utilities: 74.75%
Electric utilities: 43.47%
Alliant Energy Corp.	137,556	7,218,939
American Electric Power Co., Inc.	183,590	15,458,278
Constellation Energy Corp.	79,244	7,254,788
Duke Energy Corp.	161,141	14,460,793
Entergy Corp.	62,466	6,082,315
Evergy, Inc.	103,291	6,034,260
Eversource Energy	79,301	5,624,027
Exelon Corp.	315,250	12,843,285
FirstEnergy Corp.	166,523	6,474,414
NextEra Energy, Inc.	603,393	44,771,761
See accompanying notes to portfolio of investments
Allspring Utility and Telecommunications Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Electric utilities (continued)
Southern Co.	237,076	$16,654,589
Xcel Energy, Inc.	198,105	12,316,188
		155,193,637
Gas utilities: 2.87%
Atmos Energy Corp.	88,150	10,255,371
Multi-utilities: 25.93%
Ameren Corp.	126,998	10,371,927
CenterPoint Energy, Inc.	361,174	10,528,222
CMS Energy Corp.	175,649	10,319,379
Dominion Energy, Inc.	211,988	10,978,858
DTE Energy Co.	121,890	13,410,338
Public Service Enterprise Group, Inc.	158,388	9,916,673
Sempra Energy	111,958	16,299,965
WEC Energy Group, Inc.	121,792	10,746,926
		92,572,288
Water utilities: 2.48%
American Water Works Co., Inc.	61,932	8,840,793
Total common stocks (Cost $245,071,701)		352,440,208

		Yield
Short-term investments: 1.34%
Investment companies: 1.34%
Allspring Government Money Market Fund Select Class♠∞		5.02%	4,772,030	4,772,030
Total short-term investments (Cost $4,772,030)				4,772,030
Total investments in securities (Cost $249,843,731)	100.06%			357,212,238
Other assets and liabilities, net	(0.06)			(222,396)
Total net assets	100.00%			$356,989,842

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
2 | Allspring Utility and Telecommunications Fund

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,987,005	$16,662,595	$(15,877,570)	$0	$0	$4,772,030	4,772,030	$52,667
See accompanying notes to portfolio of investments
Allspring Utility and Telecommunications Fund  | 3

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$25,073,470	$0	$0	$25,073,470
Consumer discretionary	5,709,874	0	0	5,709,874
Consumer staples	2,910,901	0	0	2,910,901
Financials	12,214,351	0	0	12,214,351
Health care	10,459,376	0	0	10,459,376
Information technology	13,938,342	0	0	13,938,342
Real estate	15,271,805	0	0	15,271,805
Utilities	266,862,089	0	0	266,862,089
Short-term investments
Investment companies	4,772,030	0	0	4,772,030
Total assets	$357,212,238	$0	$0	$357,212,238
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
4 | Allspring Utility and Telecommunications Fund